Investment Strategy	Nov. 21, 2025
Calamos Convertible Equity Alternative ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that invests in the segment of the U.S. convertibles marketplace that has a higher level of equity sensitivity. The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in a portfolio of convertible securities (including synthetic convertible instruments). The Fund's investment adviser is Calamos Advisors LLC ("Calamos Advisors" or the "Adviser").

The Adviser utilizes a quantitative and qualitative screening process that consists of a proprietary convertible model and fundamental inputs to identify securities that meet the criteria for inclusion in the portfolio and intends to rebalance the portfolio regularly to ensure that the desired exposures are maintained. The Adviser will also make active adjustments to the portfolio based on fundamental analyses (such as an issuer's financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management), as well as certain portfolio-level characteristics, such as size of an issue (e.g., value of bonds outstanding), liquidity, trade execution, and exposure to macro-level investment themes.

Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities. The convertible securities in which the Fund may invest consist of U.S. bonds, structured notes, debentures and preferred stocks, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares. Structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security, however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. The bonds, structured notes and debentures may be rated investment grade or below investment grade or may not be rated, may be issued by corporations, governments or public international bodies and may be denominated in a variety of currencies and issued with either fixed or floating rates. Bonds rated below investment grade are commonly known as "junk bonds." Convertible securities may offer higher income than the shares into which they are convertible. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying shares or sell it to a third party. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price), into the issuer's common stock.

The Fund may invest up to 20% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign securities can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government.

Certain convertible debt securities include a "put option" which entitles the Fund to sell the security to the issuer before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security. Conversely many convertible securities are issued with a "call" feature that allows the security's issuers to choose when to redeem the security.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security (which may be either convertible or non-convertible) with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act"). As of September 30, 2025, the Fund had significant investments in information technology companies.

Calamos CEF Income & Arbitrage ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that seeks high current income and long-term capital appreciation by investing in unaffiliated closed-end funds that the Fund's investment adviser, Calamos Advisors LLC ("Calamos Advisors" or the "Adviser"), believes offer both attractive income opportunities as well as arbitrage opportunities resulting from such closed-end funds trading at attractive discounts (market prices that are less than the closed-end funds' net asset value ("NAV")). The Fund's strategy seeks to identify closed-end funds trading at attractive discounts and sell such funds when the arbitrage opportunity has either been achieved by capturing the benefit of discount narrowing or when the Adviser determines the discount level no longer represents an unusual divergence from the fund's underlying asset value. Under normal circumstances, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. and non-U.S. closed-end funds.

In selecting the closed-end funds for the Fund's portfolio, the Adviser utilizes a combination of quantitative and fundamental tools to identify closed-end funds that are trading at a discount and represent an opportunity for the Fund to achieve its investment objective. In addition, the Adviser considers the Fund's asset allocation, event research (both fund-specific and market-wide), and trading opportunities (i.e., the liquidity profile of a closed-end fund). The Adviser intends to rebalance the portfolio regularly to ensure that the desired asset allocations are maintained. The Adviser will also make active adjustments to the portfolio relative to certain portfolio-level characteristics, that may include, but are not limited to, distribution yield, size of an issue, liquidity and trade execution.

The Fund also may invest in ETFs and business development companies ("BDCs"). Through its investments in closed-end funds, ETFs, and BDCs, the Fund may have exposure to different asset classes, including but not limited to equity securities (U.S. and non-U.S., including emerging markets), fixed income securities (investment grade, high yield, and municipal), convertible securities, derivatives and Master Limited Partnerships ("MLPs"). Fixed income securities may include bonds and debentures that may be rated investment grade or below investment grade or may not be rated, may be issued by corporations, governments or public international bodies and may be denominated in a variety of currencies and issued with either fixed or floating rates. Bonds rated below investment grade are commonly known as "junk bonds."

The Fund may invest in rights or warrants of equity securities and closed-end funds. The Fund also may use derivative instruments such as options, index futures, and forward contracts. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In order to capture the relative arbitrage value embedded in the discount, the Fund may from time to time take short positions that approximate the value of the underlying closed-end fund assets. The Fund also may take other short positions, including in U.S. treasury futures. The Fund may maintain short positions through the use of derivative instruments, such as options and futures.

The Fund may seek to generate income from option premiums by writing (selling) options. This would include the use of both call and put options. The Fund may write options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio and (ii) on broad-based securities indexes (such as the S&P 500® or MSCI EAFE) or ETFs. In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500®), or ETFs.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Calamos Nasdaq Equity & Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to deliver convertible security-like exposure to companies within the Nasdaq-100 Index®. This investment approach is an alternative way to access Nasdaq-100® stocks by seeking to offer upside potential through the options and seeking to limit the downside through the fixed income portfolio. This is an alternative approach to outright equity investing. To achieve this exposure through investment in alternative instruments, the Fund uses a hybrid investment approach that utilizes equity and fixed income strategies. The Fund pursues its objective by investing, under normal circumstances, at least 80%, but up to 100%, of its net assets (plus borrowings for investment purposes, if any) in a portfolio of equity instruments (including options and equity ETFs) and fixed income instruments (including bonds and fixed income ETFs) intended to deliver convertible security-like exposure to companies in the Nasdaq-100 Index®. The Fund considers the investments of underlying funds when determining compliance with its 80% policy. The Fund's investment adviser is Calamos Advisors LLC ("Calamos Advisors" or the "Adviser").

The equity exposure is achieved through investment in alternative instruments by purchasing the right to acquire an optimal number of stocks selected from the Nasdaq-100 Index® based on a variety of factors including but not limited to liquidity and market capitalization and purchasing the right to acquire the corresponding stocks. In addition, equity exposure also may be achieved through investments in equity ETFs. The fixed income instruments are selected based on credit quality, yield, duration, liquidity, and such other factors as deemed relevant by the Adviser. The fixed income instruments are intended to serve as a base for the Fund's portfolio by creating bond-like returns.

The Adviser has the flexibility to actively manage the equity exposure by both buying and selling options on equities, equity ETFs, warrants, long-dated call options ("LEAPS Options"), Flexible Exchange® Options ("FLEX Options"), or similar instruments determining the option delta, strikes and maturity. Under normal circumstances, the Fund generally does not hold equity or cash in large amounts, choosing instead to re-deploy excess cash into its principal investment strategy.

The Adviser has the flexibility to actively manage the fixed income exposure through the selection of the underlying fixed income instruments that the Adviser believes will add value over owning U.S. Treasuries; determining the duration and credit quality; and the portfolio rebalancing method and frequency. The fixed-income instruments in which the Fund may invest include, among others, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed debt securities (including to-be announced mortgage-backed securities or TBAs); corporate debt securities, repurchase agreements, convertible securities, money market instruments, Treasury Bills, and other securities believed to have debt-like characteristics (such as preferred securities and corporate loans and related assignments and participations). The Fund's exposure to fixed income may be obtained in part through investments in ETFs and other investment companies.

The Fund may invest in investment grade debt securities (those rated BBB or higher by S&P, or Baa or higher by Moody's), which include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the investment grade categories listed by at least one of the Nationally Recognized Statistical Rating Organizations (NRSROs), and in below investment grade debt securities, which are sometimes referred to as high yield or "junk" bonds, which include bonds, bank loans and preferred securities. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody's or securities that are not rated but are considered by Calamos Advisors to be of similar quality. These debt securities may include mortgage-backed, mortgage-related and other asset-backed securities, which directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans, real property, or other assets such as car loans or aviation financing. The Fund's investments in debt securities have no limits with regard to maturity, duration, credit quality, or geographic concentration.

The Fund's investments may be domiciled in any country and held in U.S. dollar and non-U.S. dollar denominations. With respect to the equity options component of its strategy, the Fund will not allocate more than 10% to a given name or issuer. Under normal circumstances, the Fund seeks to deliver convertible security-like exposure to companies in the Nasdaq-100 Index®.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Calamos Autocallable Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a non-diversified, actively managed exchange-traded fund ("ETF") that, under normal market conditions, seeks to invest at least 80% of its total assets in U.S. Treasuries, cash, cash equivalents, box spreads and unfunded total return swaps that provide exposure to the Autocallable Index. The Fund will not attempt to replicate or track the Autocallable Index, but will instead use financial instruments such as total return swaps to gain exposure to the level of the Autocallable Index. The Fund intends to make periodic distributions to Investors in amounts that are determined in part by reference to the Autocallable

Index. The Autocallable Index is designed to reflect the collective performance of a theoretical portfolio of 52 to 260 synthetic Autocallables arranged in a laddered structure with staggered entry points with similar fixed parameters (the "Parameters") as described below within the section entitled "Autocallable Index Portfolio Characteristics". The Autocallables' coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund's total return, is contingent and with respect to principal value at maturity, based on the performance of the MerQube US Large Cap Vol Advantage Index (the 'Underlying Reference Index'), which provides volatility adjusted exposure to E-Mini S&P 500 futures contracts. The Fund's portfolio will be comprised of unfunded total return swaps, U.S. Treasuries, cash, cash equivalents and "box spreads". The Fund expects to invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less, cash, cash equivalents, "box spreads" and unfunded total return swaps providing exposure to an Autocallable Index (the "Swap Agreements"). However, in order to meet its margin requirements on the Swap Agreements, the Fund may allocate all or a significant portion of its cash to investments in eligible collateral instruments such as: investment-grade fixed income and floating rate bonds; notes with variable interest rates tied to benchmarks issued by governments and European or U.S. investment-grade corporate issuers; commercial paper and money market funds.

Each synthetic Autocallable is designed to pay a percentage of the notional amount allocated to that Autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each Autocallable) (a "Coupon"), provided that the Underlying Reference Index remains within certain predefined levels. If on specified monthly observation dates the Underlying Reference Index reaches or exceeds a certain level (the "Autocallable Barrier") then the synthetic Autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Reference Index experiences a certain amount of negative performance, but only down to a certain predetermined level (the "Coupon Barrier"). If the performance of the Underlying Reference Index is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

Each synthetic Autocallable is subject to a one year non-callable period from the date of issuance (the "Non-Callable Period"). Each synthetic Autocallable incorporates a principal protection feature so that, if the Underlying Reference Index has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the synthetic Autocallable, provided the Underlying Reference Index is not below a certain predetermined level at maturity (the "Maturity Barrier"). Only if the Underlying Reference Index is below that Maturity Barrier at maturity will the Autocallable Index, and in turn investors, be exposed to the full downside performance of the Underlying Reference Index at maturity. Therefore, while synthetic Autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Reference Index remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund.

The Fund's exposure to the Autocallables is obtained through one or more Swap Agreements with one or more qualified financial institutions ("Swap Counterparties"). These Swap Agreements reference the Autocallable Index, which is designed to reflect the aggregate performance of the entire Index Portfolio. Through this approach, the Fund obtains comprehensive exposure to the diversified portfolio of Autocallables via one or more derivative instruments.

In addition to the above, the Fund expects to invest in money market instruments, including U.S. Treasury Securities and repurchase agreements as well as cash and cash equivalents. The Fund will also utilize "box spreads" that consist of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts ("Box Spreads").

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a "Subsidiary"), organized under the laws of the Cayman Islands. If determined necessary or advisable by the Fund, investment in the Subsidiary is expected to provide the Fund with exposure to the Autocallable Index within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including Swap Agreements.

Investment Structure Overview

The Fund's investment approach centers on gaining exposure to a theoretical diversified portfolio of approximately 52 to 260 synthetic autocallables using one or more Swap Agreements that reference the Autocallable Index. Each of these Autocallables is linked to the performance of the MerQube US Large-Cap Vol Advantage Index (the "Underlying Reference

Index"), which dynamically adjusts its exposure to E-Mini S&P 500 futures contracts based on market volatility conditions. To efficiently implement this strategy, the Fund enters into one or more Swap Agreements with Swap Counterparties. These Swap Agreements reference the Autocallable Index, which is designed to reflect the aggregate performance of the entire Index Portfolio, allowing the Fund to gain comprehensive exposure to a theoretical portfolio of synthetic Autocallables through a single instrument. The returns are based on certain pre-defined payout and return characteristics described in more detail in the section below entitled "Index Portfolio Characteristics". Each Autocallable's return profile will be linked to the Underlying Reference Index as a whole and does not look-through to the individual constituents of such index.

Index Portfolio Characteristics

The Fund provides investors with exposure to an index which is designed to reflect the aggregate total return of a theoretical portfolio of approximately 52 to 260 synthetic Autocallables. Each synthetic Autocallable in the Index Portfolio may achieve one or both of the following payout and return characteristics depending on the performance of the Underlying Reference Index:

(a)  fixed periodic payments on specified observation dates and/or at maturity if the level of the Underlying Reference Index is at or above the Coupon Barrier (as set forth below), but below the Autocallable Barrier;

or

(b)  as part of the Autocallables' return, the Autocallable Index, and in turn the Fund may be exposed to the negative performance of the Underlying Reference Index in case the level of such Underlying Reference Index is below the Maturity Barrier at maturity.

Each synthetic Autocallable in the Index Portfolio will have the following key characteristics/parameters (the "Parameters"):

I. Individual Autocallables: Each synthetic Autocallable in the Index Portfolio features (as more set forth in the table below):

•  5-year tenor (Maturity)

•  1-year initial Non-Callable Period from the date of issuance

•  U.S. Dollar denomination

•  60% Maturity Barrier (observed at maturity)

•  60% Coupon Barrier (observed monthly)

•  Contingent Coupon Payment — Predetermined date on which the level of the Underlying Reference Index is compared to the Coupon Barrier. Coupon levels determined by prevailing market conditions with reference to a US equity quantitative index at the time a given Autocallable is added to the Index Portfolio.

•  Direct link to the performance of the Underlying Reference Index

II. Key Components: Each Autocallable in the Index Portfolio has three main components:

•  Call Feature: Upon the expiration of each Autocallable's Non-Callable Period, the Autocallable will automatically be called prior to its scheduled maturity date if the Underlying Reference Index reaches or exceeds the Autocallable Barrier on a monthly Observation Date

•  Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly Observation Date, the performance of the Underlying Reference Index is at or above the Coupon Barrier. If the Underlying Reference Index falls below the Coupon Barrier on an Observation Date, no coupon will be paid for that period.

•  Contingent Principal Protection: If an Autocallable is not called prior to Maturity, the initial principal is fully protected if the Underlying Reference Index's level is above the Maturity Barrier (60%) at maturity. If the Underlying Reference Index closes below the Maturity Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the Underlying Reference Index measured over the life of the Autocallable.

The underlying Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables.

III. Implementation Mechanism: To efficiently gain exposure to this theoretical diversified portfolio of synthetic Autocallables, the Fund utilizes:

•  Swap Agreements with Swap Counterparties

•  The Autocallable Index as a reference for these Swap Agreements, which is designed to reflect the aggregate performance of the entire Index Portfolio (See "The Underlying Reference Index")

PARAMETER	DESCRIPTION	SPECIFIC DATA
Autocallable Barrier	The predetermined level of the Underlying Reference Index, which if reached or exceeded on specified Observation Dates will cause the Autocallable to automatically mature.	100% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Portfolio.
Coupon Barrier	The predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified Observation Dates will cause a fixed amount to be paid (the "Coupon").	60% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio
Maturity Barrier	The predetermined level of the Underlying Reference Index above which on the Maturity Date of the Autocallable will result in the full repayment of principal.	60% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Observation Date — Autocallables Call Feature	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier and the Coupon Barrier	Monthly
Observation Date — Contingent Principal Protection	A predetermined date on which the level of the Underlying Reference Index is compared to the Maturity Barrier	The maturity date
Observation Date — Contingent Coupon Payment	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier	Monthly
Maturity	The final observation date, on which the Autocallable terminates and the final cash flows are determined	5 years
Coupon Percentage	The percentage number that determines the size of the Coupon to be made on specified Observation Dates, if the relevant payout and return characteristics have been met (the "Coupon").	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.

Once an Autocallable has been included in the Index Portfolio, the payout and return characteristics for such Autocallable can no longer be changed. Therefore, there is no discretion involved in the payout process for each Autocallable as such payout depends on the performance of the Underlying Reference Index on the specific observation dates.

With regard to the Maturity Barrier, it should be noted that if on the Maturity Date, the level of the Underlying Reference Index is below the Maturity Barrier the amount of principal repaid will be reduced, as per the example below, which will negatively impact the overall value of the Autocallable Index and, in turn, the Fund.

For example, noting the Maturity Barrier for an Autocallable is 60% of the level of an Underlying Reference Index as of the date the synthetic Autocallable is issued:

•  if such Underlying Reference Index of such Autocallable falls by only 10% (which is still above the Maturity Barrier) then the negative performance of the Underlying Reference Index will not reduce amount of principal to be repaid;

•  on the other hand, if such Underlying Reference Index falls by 45% (i.e., to 55% of the level it was at when the Autocallable was issued and which is below the Maturity Barrier), then at maturity the amount of principal to be repaid will have fallen by 45%.

As the Fund is exposed to the Autocallables through the performance of the Index Portfolio under the Swap Agreement(s), any negative return of an Autocallable in the Index Portfolio will negatively impact the level of the Autocallable Index and, in turn, the Fund.

Portfolio Management and Rebalancing

The Autocallable Index is managed through a systematic process, and the Fund gains exposure to the Autocallable Index through the use of Swap Agreements. The underlying Index Portfolio will be rebalanced weekly, employing a weekly roll mechanism whereby Autocallables that have auto called or matured are replaced with new Autocallables and any Coupons paid are reinvested in Autocallables. This systematic approach seeks to benefit from (i) diversification of entry points across market cycles; (ii) minimization of timing risk associated with single-entry investments and (iii) maintaining a consistent exposure to a theoretical portfolio of approximately 52 to 260 synthetic Autocallables. Furthermore, by gaining exposure, via the Autocallable Index, to the total return of approximately 52 to 260 Autocallables with staggered entry points, the Fund creates a theoretical diversified portfolio that seeks to (i) smooth income generation over time; (ii) reduce concentration risk in any single market entry point; and (iii) potentially lower overall portfolio volatility.

While the Autocallable Index follows systematic rules for maintenance and replacement, the Adviser actively oversees the Swap Counterparty exposure and creditworthiness, collateral management and optimization, the Fund's overall portfolio risk characteristics as well as the execution quality and management of Swap Agreements.

The Underlying Reference Index

The MerQube US Large Cap Vol Advantage Index (the "Underlying Reference Index") is designed to provide volatility adjusted exposure to E-Mini S&P 500 futures contracts (the "Equity Component") by targeting an implied volatility of 35%, subject to a 6% decrement per annum. Unlike traditional equity indices that maintain fixed allocations, this index dynamically adjusts exposure based on market volatility conditions. During calm or typical market environments, the Underlying Reference Index increases exposure to equity futures while during volatile market periods, the Underlying Reference Index reduces exposure to equity futures. Unlike other volatility target indices that rebalance daily based on realized volatility, this Underlying Reference Index rebalances weekly (at the end of each week) based on one-week implied volatility derived from SPY weekly options prices. This approach seeks to maintain a more consistent risk profile across varying market conditions while potentially reducing drawdowns during market stress and improving risk-adjusted returns over time.

The Underlying Reference Index is a rules-based, systematic index designed to provide dynamic exposure to U.S. large-capitalization equities while employing a volatility management methodology that seeks to maintain a target volatility level. The Underlying Reference Index dynamically adjusts exposure between the Equity Component and a cash position based on prevailing market volatility conditions.

Autocallable Index Methodology

The Autocallable Index is designed to reflect the performance of a theoretical portfolio of synthetic Autocallables (the "Autocallables" which have the MerQube US Large Cap Vol Advantage Index as the reference underlying asset). The Autocallables in the theoretical portfolio follow predetermined terms including a 260-week maturity period from issue date, a 52-week non-call period from the issue date, and coupon payments every four (4) weeks. Each autocallable features conditional cash flows on specific monthly observation dates, with payments depending on whether the underlying asset is above or below specified thresholds, including a 100% autocallable barrier and 60% principal and coupon barrier percentages. The Autocallable Index provider's pricing model determines the present value of these synthetic securities accounting for prevailing market conditions and contemplates the reinvestment of cash flows.

The Autocallable Index rebalances at preset intervals (weekly), adding one new autocallable security at each rebalance date. The initial portfolio comprises 20 autocallable securities issued on each Friday between January 14, 2005 and May 27, 2005. To maintain diversification, the Index applies concentration limits through an allocation cap that restricts the weight of any individual synthetic Autocallable security to 5%. Cash from maturing or redeemed securities is systematically reallocated across the portfolio according to predefined rules. The Index is calculated daily, rebalanced weekly and is denominated in U.S. Dollars with the Index Base Value set at 100.

The Index is composed of a theoretical portfolio of autocallable securities with the following characteristics:

SPECIFICATION	AUTOCALLABLE INDEX
Reference Asset	MerQube US Large Cap Vol Advantage Index
Face Value	100
Maturity Date	260 weeks from the Issue Date
Non-Call Period	52 weeks from the Issue Date
Coupon Dates	Every four weeks from the Issue Date, up to and including the Maturity Date
Autocallable Barrier	100%
Principal Barrier Percentage	60%
Coupon Barrier Percentage	60%

Total Return Swaps — A total return swap is a financial agreement between two parties where one party agrees to make a single payment or periodic payments to the other party based on a fixed or variable interest rate in exchange for a single payment or periodic payments based on the total return of an underlying asset, which includes both the income it generates and any capital gains or losses. Total return swaps also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. "Total return" refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, one party will receive a payment from or make a payment to the other party, as applicable. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way. The use of total return swaps may add leverage to the Fund's portfolio.

Box Spreads — Box Spreads consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long position. The difference between the strike prices of the synthetic long position and the synthetic short position determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options' reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options' reference assets. The Fund may purchase Box Spreads on various indices or securities based on risk and return considerations.

General Information about FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the "OCC"). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Fund's Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold and that reference the SPDR S&P 500 ETF ("SPY") will give the Fund the right or the obligation to either receive or deliver shares of SPY, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between SPY's value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The Fund will purchase call options (giving the Fund the right to receive shares of SPY or a cash payment) and put options (giving the Fund the right to deliver shares of SPY or a cash payment), and may sell (i.e., write) call options (giving the Fund the obligation to deliver shares of SPY or a cash payment) and put options (giving the Fund the obligation to receive shares of SPY or a cash payment) in instances where it is deemed necessary or desirable to construct the Box Spread. In instances where the purchased call and put options are substantially in-the-money and the synthetic long and short positions comprising the Box Spread can effectively be constructed without writing call or put options, the Fund may elect not to write call or put options. The Fund intends to use FLEX Options in constructing Box Spreads. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts but may charge transaction fees.

Underlying Reference Index Methodology

The Underlying Reference Index employs a sophisticated approach to stabilizing volatility and dividend risk via:

1.  Volatility Target: Maintains a predetermined volatility target of 35%, which helps create a more stable risk profile across varying market conditions.

2.  Dynamic Exposure Adjustment: Calculates exposure to the Equity Component based on the ratio of the target volatility to the observed market volatility, with a maximum exposure cap of 5x (500%). Exposure is implemented via E-mini S&P 500 futures contracts.

3.  Forward-Looking Volatility Measurement: Utilizes options market data to determine a near-term, forward-looking volatility level as implied by the listed options market, specifically using SPY options.

4.  Weekly Rebalancing: The Underlying Reference Index rebalances weekly (on the last trading day of each week), with the leverage factor recalculated based on the prevailing volatility conditions.

5.  Decrement: The Underlying Reference Index includes a fixed synthetic dividend (or "decrement") of 6% per annum, which is applied daily to the Index value. This daily decrement equals the 6% annual rate divided by 360 days (approximately 0.0167% per day) and is subtracted from the Index return regardless of the actual dividends paid by the constituent securities.

Index Construction and Calculation

The Underlying Reference Index is calculated daily according to the following methodology:

1.  The Fair Value of the Variance Swap referenced by the Underlying Reference Index is calculated using options market data for SPY (SPDR S&P 500 ETF Trust) options, which serves as a forward-looking measure of implied volatility.

2.  The leverage is determined as the ratio of the volatility target (35%) to the Fair Value of the Variance Swap referenced by the Underlying Reference Index, subject to the maximum exposure constraint of 5x.

3.  The Underlying Reference Index exposure is adjusted based on this leverage calculation, providing higher exposure when market volatility is low and lower exposure when market volatility is high.

4.  The Underlying Reference Index rebalances weekly to maintain the targeted volatility profile, with adjustments made based on the most recent volatility readings.

The Underlying Reference Index is calculated in U.S. dollars and was launched on February 11, 2022, with a base date of January 14, 2005.

By employing both volatility targeting and a fixed decrement, the Underlying Reference Index is designed particularly for use in structured product applications where a more predictable volatility profile and known dividend treatment are advantageous for pricing and risk management purposes.